Warrant Liability - Schedule Of Change In Fair Value Of The Warrant Liabilities (Detail) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	$ 9,974,649	$ 9,153,473	$ 0
Initial measurement		1,067,905	9,020,019
Change in fair value	(3,267,923)	(246,729)	133,454
Transfer to Level 1		0
Fair value - Ending Balance	6,706,726	9,974,649	9,153,473
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	0	8,831,707	0
Initial measurement		1,324,756	8,776,387
Change in fair value	0	182,497	55,320
Transfer to Level 1		(10,338,960)
Fair value - Ending Balance	0	0	8,831,707
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - Beginning Balance	9,974,649	17,985,180	0
Initial measurement		2,392,661	17,796,406
Change in fair value	(3,267,923)	(64,232)	188,774
Transfer to Level 1		(10,338,960)
Fair value - Ending Balance	$ 6,706,726	$ 9,974,649	$ 17,985,180